Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Percentage of inventories valued using the last-in, first-out (LIFO)	47.00%	45.00%
Freight costs included in marketing, administrative and other expenses	$ 67.2	$ 59.9	$ 54.3